Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	$ 60.8	$ 55.5	$ 44.5
Trade receivables from provisional copper sales	23.4	46.6
Redeemable preference shares	132.9
Derivative financial assets	9.3	5.5
Derivative financial liabilities	22.6	3.3
Environmental trust funds [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	6.5	7.3
Investments - listed [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments	93.0	99.0
Investments - unlisted [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments	0.1	0.1
Trade receivables from provisional copper concentrate sales [member]
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	15.3	21.2
Warrants [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	9.3	5.5
Oil derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	4.7	14.1
Copper derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	1.2
Derivative financial liabilities	0.0	3.3
Gold derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	2.4	10.9
Derivative financial liabilities	13.9
Foreign exchange derivatives [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	8.7
Level 1 [member] | Investments - listed [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments	93.0	99.0
Level 2 [member] | Environmental trust funds [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	6.5	7.3
Level 2 [member] | Trade receivables from provisional copper concentrate sales [member]
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	15.3	21.2
Level 2 [member] | Warrants [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	9.3	5.5
Level 2 [member] | Oil derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	4.7	14.1
Level 2 [member] | Copper derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	1.2
Derivative financial liabilities		3.3
Level 2 [member] | Gold derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	2.4	10.9
Derivative financial liabilities	13.9
Level 2 [member] | Foreign exchange derivatives [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	8.7
Level 3 [Member]
Disclosure of fair value measurement of assets and liability [line items]
Redeemable preference shares	132.9
Level 3 [Member] | Investments - unlisted [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments	$ 0.1	$ 0.1